Borrowings - Senior Secured Term Loan Facility Due March 2018 (Details) € in Millions, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2014 USD ($)	Jul. 11, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 18, 2014 EUR (€)	Jul. 18, 2014 USD ($)
Debt Instrument [Line Items]
Loss on debt extinguishment			$ 0	$ 0	$ 0	$ (3)	$ (274)	$ (79)	$ (56)
Debt extinguishment costs		$ 260
Senior Secured Term Loan Facility | USD denominated new term loan due March 2018
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 4,600
Loss on debt extinguishment	$ (494)
Debt extinguishment costs	$ 8
Senior Secured Term Loan Facility | USD denominated new term loan due March 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							3.50%
Senior Secured Term Loan Facility | USD denominated new term loan due March 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%
Senior Secured Term Loan Facility | Euro denominated new term loan due March 2018
Debt Instrument [Line Items]
Maximum borrowing capacity | €										€ 311
Senior Secured Term Loan Facility | USD denominated old term loan due March 2018
Debt Instrument [Line Items]
Amount outstanding											$ 350
Senior Secured Term Loan Facility | USD denominated old term loan due March 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							4.00%
Senior Secured Term Loan Facility | USD denominated old term loan due March 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate							3.00%